Intangible Asset, Net - Schedule of Impaired Intangible Assets (Details) - Distribution Channel [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Mar. 31, 2016
Weighted average amortization period (years)		10 years
Predecessor [Member]
Intangible assets, gross
Acquisitions			320,000
Impairment charges
Successor [Member]
Intangible assets, gross	$ 320,000	$ 320,000
Acquisitions
Impairment charges